Consolidated statements of financial position - CAD ($)	May 31, 2025	Aug. 31, 2024
Current
Cash	$ 10,891,002	$ 63,126
Trade and other receivables [note 3]	328,346	138,656
Income tax receivable	6,415	6,454
Inventories [note 4]	7,107,318	6,209,287
Prepaid expenses [note 4]	3,322,460	2,156,844
Share subscription receivable [note 14]	39,200	39,200
Advances to related parties [note 14]	17,609
Total current assets	21,712,350	8,613,567
Right-of-use assets [note 5]	175,396	260,807
Property and equipment [note 6]	1,634,715	1,578,422
Intangibles [note 7]	880,678	868,543
Deferred income taxes	97,183	92,973
Other financial assets		5,929
Total assets	24,500,322	11,420,241
Current
Trade and other payables [notes 9 & 14]	4,124,220	4,497,508
Provision on onerous contracts	91,667	91,667
Contract liabilities [note 10]	1,099,429	827,642
Advances from related parties [note 14]		84,616
Current portion of lease liabilities [note 11]	121,904	122,077
Current portion of long-term debt [note 12]	92,520	101,397
Current portion of derivative liabilities [notes 2 and 13]		1,964,774
Total current liabilities	5,529,740	7,689,681
Lease liabilities [note 11]	54,864	137,715
Long-term debt [note 12]	190,847	357,243
Derivative liabilities [notes 2 and 13]	1,838,183	215,615
Total liabilities	7,613,634	8,400,254
Shareholders' equity
Capital stock [note 15]	81,105,476	55,421,479
Contributed surplus [note 16]	12,611,783	12,080,817
Accumulated other comprehensive income	1,123,723	1,127,048
Deficit	(77,954,294)	(65,609,357)
Total shareholders' equity	16,886,688	3,019,987
Total shareholders' equity and liabilities	$ 24,500,322	$ 11,420,241